Employee Benefit Plans (Components of Net Periodic Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Service Cost	$ 5,153	$ 1,749
Interest Cost	862	267
Expected Return on Assets	(973)	(259)
Net Periodic Pension Costs	$ 5,042	$ 1,757